Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - Convertible Notes Payable [Member] - USD ($)		12 Months Ended
		Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2023
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 1,235,370	$ 1,224,673	$ 5,846,061
Less: Debt Discount		(19,213)		(323,887)
Total		1,216,158	$ 1,224,673	5,535,111
The First May 2022 Convertible Note Offering [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal				495,000
Interest Rate		18.00%
Conversion Price (in Dollars per share)	[1]	$ 1,000
Maturity Date		Nov 2022
Warrants Granted, Quantity (in Shares)		4,000
The Second May 2022 Convertible Note Offering [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal				495,000
Interest Rate		18.00%
Conversion Price (in Dollars per share)	[1]	$ 1,000
Maturity Date		Nov 2022
Warrants Granted, Quantity (in Shares)		4,000
The July 2022 Convertible Note Offering [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal				1,756,159
Interest Rate		18.00%
Conversion Price (in Dollars per share)	[1]	$ 5
Maturity Date		Mar 2023
Warrants Granted, Quantity (in Shares)		4,300
Warrants Granted, Exercise Price (in Dollars per share)		$ 5
The December 2022 Convertible Loan Agreement [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal				250,000
Interest Rate
Conversion Price (in Dollars per share)	[1]	$ 12.5
Maturity Date		Apr 2023
Warrants Granted, Quantity (in Shares)		1,125
Warrants Granted, Exercise Price (in Dollars per share)		$ 100
The January 2023 Convertible Loan Agreement [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal				847,500
Interest Rate
Conversion Price (in Dollars per share)	[1]	$ 12.5
Maturity Date		Jun 2023
Warrants Granted, Quantity (in Shares)
Warrants Granted, Exercise Price (in Dollars per share)
The February 2023 Convertible Loan Agreement [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal				1,387,500
Interest Rate
Conversion Price (in Dollars per share)	[1]	$ 12.5
Maturity Date		Jun 2023
Warrants Granted, Quantity (in Shares)
Warrants Granted, Exercise Price (in Dollars per share)
The April 2023 Loan Agreement [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal				65,167
Interest Rate		10.00%
Maturity Date		Apr 2024
Warrants Granted, Quantity (in Shares)
Warrants Granted, Exercise Price (in Dollars per share)
The May 16 2023 Loan Agreement [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal				213,878
Interest Rate		10.00%
Conversion Price (in Dollars per share)	[1]	$ 5
Maturity Date		Apr 2024
Warrants Granted, Quantity (in Shares)		4,400
Warrants Granted, Exercise Price (in Dollars per share)		$ 63
The May 24 2023 Loan Agreement [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal				31,146
Interest Rate		10.00%
Maturity Date		Feb 2024
Warrants Granted, Quantity (in Shares)
Warrants Granted, Exercise Price (in Dollars per share)
The June 2023 Loan Agreement [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal				50,600
Interest Rate
Conversion Price (in Dollars per share)	[1]	$ 5
Maturity Date		Dec 2023
Warrants Granted, Quantity (in Shares)		173
Warrants Granted, Exercise Price (in Dollars per share)		$ 100
The July 2023 Loan Agreement [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal				143,000
Interest Rate		10.00%
Maturity Date		Jul 2024
Warrants Granted, Quantity (in Shares)
Warrants Granted, Exercise Price (in Dollars per share)
The October 2023 Loan Agreement [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal				111,111
Interest Rate
Conversion Price (in Dollars per share)	[1]	$ 8
Maturity Date		Oct 2024
Warrants Granted, Quantity (in Shares)
Warrants Granted, Exercise Price (in Dollars per share)
The March 13, 2024 Loan Agreement [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 1,100,000
Interest Rate		10.00%
Conversion Price (in Dollars per share)	[1]	$ 8.5
Maturity Date		Sep 2025
Warrants Granted, Quantity (in Shares)
The First April 2nd Loan Agreement [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 105,370
Interest Rate
Conversion Price (in Dollars per share)	[1]	$ 2.5
Maturity Date		Jul 2025
Warrants Granted, Quantity (in Shares)		11,112
Warrants Granted, Exercise Price (in Dollars per share)		$ 5
The November 22, 2024 Loan Agreement [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 30,000
Interest Rate		18.00%
Conversion Price (in Dollars per share)	[1]	$ 1
Maturity Date		Jul 2025
Warrants Granted, Quantity (in Shares)		120,000
Warrants Granted, Exercise Price (in Dollars per share)		$ 0.87
Minimum [Member] | The First May 2022 Convertible Note Offering [Member]
Schedule of Convertible Notes Payable [Line Items]
Warrants Granted, Exercise Price (in Dollars per share)		1,500
Minimum [Member] | The Second May 2022 Convertible Note Offering [Member]
Schedule of Convertible Notes Payable [Line Items]
Warrants Granted, Exercise Price (in Dollars per share)		1,500
Maximum [Member] | The First May 2022 Convertible Note Offering [Member]
Schedule of Convertible Notes Payable [Line Items]
Warrants Granted, Exercise Price (in Dollars per share)		3,000
Maximum [Member] | The Second May 2022 Convertible Note Offering [Member]
Schedule of Convertible Notes Payable [Line Items]
Warrants Granted, Exercise Price (in Dollars per share)		$ 3,000

[1]	As subject to adjustment as further outlined in the notes